OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
The Group [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	£ 6,348		£ 6,348		£ 6,348
Cash flow hedging reserve	1,110
Foreign currency translation reserve	(114)
At 31 December	6,965		7,484	[1]
The Group [member] | Previously stated [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve			6,348		6,348
Cash flow hedging reserve			1,573		2,224
Foreign currency translation reserve			(207)		(180)
At 31 December			7,706		8,484
The Bank [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve
Cash flow hedging reserve	1,268
Foreign currency translation reserve	(6)
At 31 December	1,543	[1]	2,071
The Bank [member] | Previously stated [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Cash flow hedging reserve			1,554		1,845
Foreign currency translation reserve			76		81
At 31 December			2,241		2,593
Debt Securities [Member] | The Group [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	(379)
Debt Securities [Member] | The Bank [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	£ 281
Financial assets available-for-sale, category [member] | The Group [member] | Previously stated [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income			(8)		92
Financial assets available-for-sale, category [member] | The Bank [member] | Previously stated [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income			£ 611		£ 667

[1]	See note 50.